MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST      Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048


DEAR SHAREHOLDER:

During the six months ended April 30, 1999, the U.S. economy continued to display signs of robust expansion as employment grew, income climbed and consumers remained resilient. Despite strong economic growth, however, inflation did not materialize, due largely to the lingering effects of Asian and Russian economic turmoil and signs of distress in the Latin American economies. During the fall, on three separate occasions the Federal Reserve Board cut the federal-funds rate. The central bank's action served to provide stability to a marketplace rocked by one financial crisis after another.

During this period, interest rates on intermediate-term U.S. Treasuries were highly volatile. The yield on the five-year U.S. Treasury note ranged from 4.23 percent to 5.31 percent. On April 30, 1999, this note was yielding 5.21 percent compared to 4.23 percent on October 31, 1998.

HIGH-YIELD BOND MARKET OVERVIEW

The six-month period ended April 30, 1999, was a difficult one for the high-yield bond market. During the latter stages of 1998, serious concerns began to emerge over the rapidly escalating foreign market crisis, raising questions about the possible extent of its impact on the U.S. economy and corporate earnings. This trend resulted in a sharp correction in the high-yield bond market during the second half of 1998, causing high-yield bond prices to decline by as much as 15 percent in many cases and driving up yields from their first-half of 1998 range of 9 percent to the 12 percent area. The high-yield market itself experienced a flight to quality, with the middle tier of the market (B-rated issues) significantly underperforming the upper tier (BB-rated issues), which was again attributable to investors' severe aversion to risk. As a result, high-yield market yields began 1999 near their highest level in relation to U.S. Treasuries in nearly 10 years.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


GLOBAL BOND MARKET OVERVIEW

During the period under review, the global bond markets posted mixed results. European bond yields initially moved lower as it became evident that growth in the major European economies was slowing. To support its local markets, the European Central Bank initiated a 0.50 percent cut in official interest rates in early April. This platform allowed yields on three-year German securities to decline by 0.79 percent despite the deterioration of the U.S. bond market. Elsewhere in Europe, the U.K. gilt, eurosterling, Danish and Norwegian markets posted better returns as yields dropped by about 0.82 percent in the U.K. markets and by just under 1 percent in the Danish and Norwegian markets. The dollar-bloc markets of New Zealand, Australia and Canada posted comparatively better returns than the United States and the emerging markets bounced back especially strongly following their mid 1998 debacle.

As the U.S. economy continued to surprise investors with stronger than expected growth, the U.S. dollar recovered from its earlier decline against core European currencies to surge by almost 12 percent, to within a fraction of the highest levels seen in almost a decade. Commodity-related currencies fared somewhat better with the New Zealand dollar, for example, rising by more than 5 percent during the period. The European commodity currencies -- the Norwegian and Swedish kroner and the U.K. pound -- fell by 3 to 6 percent relative to the dollar, with their declines being blunted by the salutary effects of rising commodity prices.

PERFORMANCE AND PORTFOLIO

For the six-month period ended April 30, 1999, Morgan Stanley Dean Witter Diversified Income Trust's Class B shares posted a total return of 0.45 percent, compared to 0.51 percent for the Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index and 6.13 for the Lipper Multi-Sector Income Funds Average. For the same period, the Fund's Class A, C and D shares had total returns of 0.80 percent, 0.46 percent and 0.88 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The underperformance of the Fund relative to its Lipper peer group was primarily due to the fact that most of the funds in this Lipper category include emerging-market investments, which rebounded sharply during the period under review. Emerging-market investments are not within the investment-grade mandate of the Fund's global short-term bond component. It should also be noted that, by eschewing emerging-market investments, the Fund escaped the negative returns on those investments during the prior six-month period and generally has enjoyed commensurately lower volatility.

Global Short-Term Bond Component. Throughout this period the Fund continued its strategy of investing in the most attractive markets within its investment-grade mandate. Consequently, its investment

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


allocations generally mirrored the best-performing markets within its universe. The primary non-U.S. allocations as of April 30, 1999, were the United Kingdom (29 percent), Norway (22 percent), Denmark (20 percent) and New Zealand (16 percent). These markets enjoyed both the highest income levels available and the best price performance potential.

In the months ahead for the Fund's global third, we anticipate a continuation of the strategy of emphasizing the previously noted non-U.S. bond markets because we believe that these still offer the highest incomes and the best prospective returns. We expect the global portion of the Fund to benefit from rising non-U.S. currency exchange rates, particularly so with respect to the Fund's European investments. As the U.S. economy slows and the European economies gather momentum, the outsized $300 billion U.S. current-account deficit is expected to produce a significant improvement in the relative attractiveness of the European currencies.

U.S. Government/Mortgage Component. During the period under review, the Fund increased its exposure to mortgage-backed securities. This shift can be attributed to ongoing optimism regarding continued economic growth in the United States. As a result, U.S. Treasury yields rose while the economic concerns in Asia, Russia and Latin America and their effect on the U.S. economy proved minimal.

On April 30, 1999, approximately 59 percent of this component's net assets were invested in mortgage-backed securities, with 6 to 8.5 percent coupons, issued by the Federal National Mortgage Association (FNMA), Government National Mortgage Association (GNMA) and Federal Home Loan Mortgage Corporation (FHLMC). Approximately 9 percent of the portfolio was invested in U.S. Treasury securities, with the balance in U.S. agency securities.

High-Yield Component. During the period under review, the high-yield bond component maintained a substantial position in the more defensive, higher-quality end of the fixed-income market, which held up well in an extremely volatile environment. Despite these defensive holdings, however, the component's more significant, long-term core position in the B-rated sector of the market was sharply affected by the market's late 1998 correction described above.

In an effort to minimize the effect of an eventual slowdown in the economy, we continue to concentrate on sectors that have historically proven to be more predictable, recession resistant and growth oriented, such as cable television, cellular, foods and beverages, media and telecommunications. We believe that these industry groups are poised to perform well over the next year despite the slowing of many of the world's markets. In addition, we expect to see continued consolidation and merger activity within these industries, which should lead to improved credit quality. We continue to focus primarily on domestic companies, given the more favorable outlook for the U.S. economy, and are avoiding the emerging foreign high-yield markets because of the higher degree of uncertainty associated with many of these markets.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1999, continued


Despite the high-yield market's recent weakness, we consider today's substantially higher yields and significantly discounted bond prices an investment opportunity. Assuming a soft landing in the economy with growth continuing on into 1999, we expect the high-yield market to follow the lead of the equity markets and rebound to more normal levels relative to U.S. Treasury securities.

LOOKING AHEAD

In the months ahead, U.S. economic growth is likely to moderate as inflation remains contained. Should our economy show signs of inordinately strong growth coupled with unacceptably high levels of inflation, the Federal Reserve might need to reassess its current complacent stance on monetary policy.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Diversified Income Trust and look forward to continuing to serve your investment objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

   PRINCIPAL
   AMOUNT IN                                                    COUPON       MATURITY
   THOUSANDS                                                     RATE          DATE            VALUE
-------------------------------------------------------------------------------------------------------
               GOVERNMENT & CORPORATE BONDS (94.2%)
               FOREIGN (22.0%)
               AUSTRALIA (0.0%)
               Cable Television
$     12,468   Australis Holdings Property Ltd. (a) .........    15.00++%     11/01/02   $      249,360
          90   Australis Media Ltd. (a) .....................    15.75++      05/15/03              452
       4,700   Australis Media Ltd. (Units)++ (a) ...........    15.75++      05/15/03           23,500
                                                                                         --------------
                                                                                                273,312
                                                                                         --------------
               CANADA (1.5%)
               Beverages -- Non-Alcoholic (0.4%)
       5,500   Sparkling Spring Water .......................    11.50        11/15/07        4,235,000
                                                                                         --------------
               Consumer/Business Services (0.2%)
       1,800   MDC Communications Corp. .....................    10.50        12/01/06        1,872,000
                                                                                         --------------
               Government & Agencies (0.2%)
GBP    1,141   Ontario (Province of) ........................    11.125       02/14/01        1,992,657
                                                                                         --------------
               Industrial Specialties (0.2%)
$     12,061   International Semi-Tech Microelectronics......    11.50++      08/15/03        1,809,150
                                                                                         --------------
               Other Telecommunications (0.3%)
       3,000   MetroNet Communications Corp. ................    12.00        08/15/07        3,600,000
                                                                                         --------------
               Wireless Communications (0.2%)
       1,800   Clearnet Communications Inc. .................    14.75++      12/15/05        1,692,000
                                                                                         --------------
               TOTAL CANADA                                                                  15,200,807
                                                                                         --------------
               DENMARK (4.5%)
               Government Obligation
DKK  290,000   Kingdom of Denmark (b) .......................     8.00        11/15/01       46,050,226
                                                                                         --------------
               NETHERLANDS (0.2%)
               Other Telecommunications
$      1,800   Versatel Telecom .............................    13.25        05/15/08        1,953,000
                                                                                         --------------
               NEW ZEALAND (3.4%)
               Extra Governmental Institutions --
               Banking
NZD   33,950   International Bank for Reconstruction &
               Development (b) ..............................     7.00        09/18/00       19,448,630
      27,000   International Bank for Reconstruction &
               Development (b) ..............................     7.25        04/09/01       15,600,985
                                                                                         --------------
                                                                                             35,049,615
                                                                                         --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                  COUPON       MATURITY
  THOUSANDS                                                   RATE          DATE          VALUE
----------------------------------------------------------------------------------------------------
              NORWAY (5.0%)
              Contract Drilling (0.1%)
$     2,800   Northern Offshore ASA -- 144A* ............... 10.00%        05/15/05   $    1,260,000
                                                                                      --------------
              Government Obligation (4.9%)
NOK 375,100   Norway Government Bond (b) ...................  7.00         05/31/01       50,205,352
                                                                                      --------------
              TOTAL NORWAY                                                                51,465,352
                                                                                      --------------
              SWEDEN (1.3%)
              Government Obligation
SEK 105,500   Swedish Government Bond ......................  5.50         04/12/02       13,337,123
                                                                                      --------------
              UNITED KINGDOM (6.1%)
              Government Obligations (4.9%)
GBP  20,000   U.K. Treasury Bond (b) ....................... 10.00         02/26/01       34,920,535
      9,500   U.K. Treasury Bond (b) .......................  7.00         11/06/01       15,960,743
                                                                                      --------------
                                                                                          50,881,278
                                                                                      --------------
              International Banks (0.9%)
      5,600   Abbey National Treasury Service (b) ..........  7.125        03/14/01        9,235,781
                                                                                      --------------
              Other Telecommunications (0.3%)
$     2,700   Esprit Telecom Group PLC ..................... 10.875        06/15/08        2,909,250
                                                                                      --------------
              TOTAL UNITED KINGDOM                                                        63,026,309
                                                                                      --------------
              TOTAL FOREIGN (Identified Cost $242,247,747)                               226,355,744
                                                                                      --------------
              UNITED STATES (72.2%)
              CORPORATE BONDS (30.6%)
              Advertising (0.3%)
$     3,200   Interep National Radio Sales ................. 10.00         07/01/08        3,328,000
                                                                                      --------------
              Aerospace (0.2%)
      2,700   Sabreliner Corp. -- 144A* .................... 11.00         06/15/08        2,376,000
                                                                                      --------------
              Beverages -- Non-Alcoholic (0.5%)
      5,000   Pepsico, Inc. ................................ 15.00         08/06/99        5,125,200
                                                                                      --------------
              Books/Magazines (0.3%)
      3,000   American Media Operations, Inc. .............. 11.625        11/15/04        3,240,000
                                                                                      --------------
              Broadcasting (1.2%)
      1,800   Paxson Communications Corp. .................. 11.625        10/01/02        1,876,500
      5,000   Spanish Broadcasting System, Inc. ............ 12.50         06/15/02        5,625,000
      4,800   Tri-State Outdoor Media Group, Inc. .......... 11.00         05/15/08        4,944,000
                                                                                      --------------
                                                                                          12,445,500
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                               COUPON        MATURITY
 THOUSANDS                                                RATE           DATE          VALUE
------------------------------------------------------------------------------------------------
            Cable Television (0.5%)
$     575   James Cable Partners L.P. ..................  10.75%       08/15/04   $      618,125
    3,000   Knology Holdings Inc. ......................  11.875++     10/15/07        1,830,000
    2,700   Optel, Inc. (Series B) .....................  11.50        07/01/08        2,538,000
                                                                                  --------------
                                                                                       4,986,125
                                                                                  --------------
            Casino/Gambling (1.6%)
   12,740   Aladdin Gaming/Capital Corp. LLC ...........   13.50++     03/01/10        5,350,800
    3,250   Argosy Gaming Co. ..........................   13.25       06/01/04        3,672,500
    2,700   Aztar Corp. ................................   13.75       10/01/04        2,963,250
    8,900   Fitzgeralds Gaming Corp. (Series B) ........   12.25       12/15/04        4,005,000
    3,250   Stuart Entertainment, Inc. (Series B) ......   12.50       11/15/04          780,000
                                                                                  --------------
                                                                                      16,771,550
                                                                                  --------------
            Cellular Telephone (1.4%)
    1,800   American Cellular Corp. ....................  10.50        05/15/08        1,944,000
    1,800   Dobson/Sygnet Communications
            -- 144A* ...................................  12.25        12/15/08        1,993,500
    7,300   McCaw International Ltd. ...................  13.00++      04/15/07        4,726,750
    3,629   Price Communication Cellular Holdings ......  11.25+       08/15/08        3,719,789
    3,000   Triton Communications LLC ..................  11.00++      05/01/08        1,890,000
                                                                                  --------------
                                                                                      14,274,039
                                                                                  --------------
            Construction/Agricultural
            Equipment/Trucks (0.3%)
    2,800   J.B. Poindexter & Co., Inc. ................  12.50        05/15/04        2,660,000
                                                                                  --------------
            Consumer/Business Services (1.9%)
    5,000   Anacomp, Inc. (Series B) ...................  10.875       04/01/04        5,250,000
      600   Anacomp, Inc. (Series D) ...................  10.875       04/01/04          630,000
    4,500   CEX Holdings, Inc. (Series B) ..............   9.625       06/01/08        4,297,500
    6,750   Comforce Operating, Inc. ...................  12.00        12/01/07        6,412,500
    4,500   Entex Information Services, Inc. ...........  12.50        08/01/06        3,195,000
                                                                                  --------------
                                                                                      19,785,000
                                                                                  --------------
            Consumer Electronics/Appliances (0.3%)
    2,700   Windmere-Durable Holdings Inc. .............  10.00        07/31/08        2,578,500
                                                                                  --------------
            Consumer Specialties (0.4%)
    5,800   Samsonite Corp. ............................  10.75        06/15/08        4,350,000
                                                                                  --------------
            Containers/Packaging (0.9%)
    5,650   Envirodyne Industries, Inc. ................  10.25        12/01/01        4,124,500
    1,800   Impac Group Inc. (Series B) ................  10.125       03/15/08        1,800,000
    3,500   Packaging Resources, Inc. ..................  11.625       05/01/03        3,666,250
                                                                                  --------------
                                                                                       9,590,750
                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                     COUPON     MATURITY
THOUSANDS                                                      RATE        DATE           VALUE
---------------------------------------------------------------------------------------------------
             Diversified Electronic Products (0.3%)
$    2,700   High Voltage Engineering, Inc. ...............   10.50%      08/15/04   $    2,565,000
                                                                                     --------------
             Diversified Manufacturing (0.5%)
     1,800   Eagle-Picher Industries, Inc. ................    9.375      03/01/08        1,773,000
     2,588   Jordan Industries, Inc. (Series B) ...........   11.75++     04/01/09        1,656,320
     1,800   Jordan Industries, Inc. -- 144A* .............   10.375      08/01/07        1,845,000
                                                                                     --------------
                                                                                          5,274,320
                                                                                     --------------
             Electronic Data Processing (0.2%)
     1,800   Unisys Corp. (Series B) ......................   12.00       04/15/03        1,989,000
                                                                                     --------------
             Electronic Distributors (0.4%)
     5,600   CHS Electronics, Inc. ........................    9.875      04/15/05        3,920,000
                                                                                     --------------
             Finance Companies (0.7%)
GBP  4,200   General Electric Capital Corp. (b) ...........    6.625      03/16/01        6,875,175
                                                                                     --------------
             Food Chains (1.0%)
$    3,750   Big V Supermarkets, Inc. (Series B) ..........   11.00       02/15/04        3,881,250
     1,000   Eagle Food Centers, Inc. .....................    8.625      04/15/00          970,000
     5,000   Pueblo Xtra International, Inc.
             (Series C) ...................................    9.50       08/01/03        4,950,000
                                                                                     --------------
                                                                                          9,801,250
                                                                                     --------------
             Food Distributors (0.6%)
     2,700   Fleming Companies, Inc. (Series B) ...........   10.625      07/31/07        2,612,250
    24,225   Specialty Foods Acquisition Corp.
             (Series B) ...................................   13.00++     08/15/05        3,876,000
                                                                                     --------------
                                                                                          6,488,250
                                                                                     --------------
             Hotels/Resorts (0.9%)
     2,700   Epic Resorts LLC .............................   13.00       06/15/05        2,497,500
     6,231   Motels of America, Inc. (Series B) ...........   12.00       04/15/04        3,925,530
     3,666   Resort At Summerlin ..........................   13.00+      12/15/07        3,336,060
                                                                                     --------------
                                                                                          9,759,090
                                                                                     --------------
             Industrial Specialties (0.5%)
     3,200   International Wire Group, Inc.
             (Series B) ...................................   11.75       06/01/05        3,384,000
     2,250   Outsourcing Services Group, Inc.
             (Series B) ...................................   10.875      03/01/06        2,244,375
                                                                                     --------------
                                                                                          5,628,375
                                                                                     --------------
             Media Conglomerates (1.0%)
     9,800   Walt Disney Co. ..............................   13.50       03/10/00       10,499,426
                                                                                     --------------

                         SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                   COUPON       MATURITY
THOUSANDS                                                    RATE          DATE           VALUE
---------------------------------------------------------------------------------------------------
            Medical/Nursing Services (0.5%)
$   5,250   Pediatric Services of America, Inc.
            (Series A) .................................... 10.00%        04/15/08   $    3,045,000
    7,350   Unison Healthcare Corp. -- 144A* (c) .......... 12.25         11/01/06        1,837,500
    2,700   Vencor Operating Inc. .........................  9.875        05/01/05          459,000
                                                                                     --------------
                                                                                          5,341,500
                                                                                     --------------
            Medical Specialties (0.8%)
    3,600   Mediq Inc./PRN Life Support Services
            Inc. .......................................... 11.00         06/01/08        3,114,000
    2,700   Universal Hospital Services Inc. .............. 10.25         03/01/08        2,558,250
    2,700   Universal Hospital Services Inc.
            -- 144A* ...................................... 10.25         03/01/08        2,416,500
                                                                                     --------------
                                                                                          8,088,750
                                                                                     --------------
            Military/Gov't/Technical (0.2%)
    1,800   Loral Space & Communications Ltd.
            -- 144A* ......................................  9.50         01/15/06        1,746,000
                                                                                     --------------
            Oil Refining/Marketing (0.3%)
    6,700   Transamerican Refining Corp. (c) .............. 16.00         06/30/03        3,182,500
                                                                                     --------------
            Office Equipment/Supplies (0.3%)
    4,230   Mosler, Inc. .................................. 11.00         04/15/03        3,510,900
                                                                                     --------------
            Other Consumer Services (0.2%)
    1,800   Volume Services of America Inc.
            -- 144A* ...................................... 11.25         03/01/09        1,908,000
                                                                                     --------------
            Other Telecommunications (0.5%)
    1,800   CapRock Communications Corp.
            (Series B) .................................... 12.00         07/15/08        1,903,500
    1,800   Covad Communications Group -- 144A* ........... 12.50         02/15/09        1,818,000
    1,800   Rhythms Netconnections -- 144A* ............... 12.75         04/15/09        1,791,000
                                                                                     --------------
                                                                                          5,512,500
                                                                                     --------------
            Packaged Goods/Cosmetics (0.3%)
    2,500   J.B. Williams Holdings, Inc. .................. 12.00         03/01/04        2,587,500
                                                                                     --------------
            Printing/Forms (0.3%)
    2,700   Premier Graphics Inc. -- 144A* ................ 11.50         12/01/05        2,673,000
                                                                                     --------------
            Restaurants (2.4%)
   48,756   American Restaurant Group Holdings,
            Inc. -- 144A* (d) .............................  0.00         12/15/05       16,577,006
    4,000   FRD Acquisition Corp. (Series B) .............. 12.50         07/15/04        4,120,000
    1,800   Friendly Ice Cream Corp. ...................... 10.50         12/01/07        1,665,000
   10,100   Planet Hollywood International, Inc. (c) ...... 12.00         04/01/05        2,575,500
                                                                                     --------------
                                                                                         24,937,506
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

   PRINCIPAL
   AMOUNT IN                                                  COUPON      MATURITY
   THOUSANDS                                                   RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------
            Services to the Health Industry (0.2%)
$   1,800   Unilab Corp. ..................................   11.00%      04/01/06   $    1,921,500
                                                                                     --------------
            Telecommunications Equipment (0.2%)
   10,500   FWT, Inc. (c) .................................    9.875      11/15/07        1,575,000
                                                                                     --------------
            Telecommunications (4.8%)
    5,600   21st Century Telecom Group, Inc. ..............   12.25++     02/15/08        2,632,000
    2,800   Birch Telecom Inc. ............................   14.00       06/15/08        2,632,000
    5,400   e. Spire Communications, Inc. .................   13.75       07/15/07        5,211,000
    6,400   Facilicom International, Inc. (Series B) ......   10.50       01/15/08        4,992,000
   16,300   Firstworld Communications, Inc. ...............   13.00++     04/15/08        9,128,000
    2,700   Focal Communications Corp. ....................   12.125++    02/15/08        1,552,500
    3,100   GST Equipment Funding Corp. ...................   13.25       05/01/07        3,410,000
    2,300   GST Equipment Funding Corp.
            -- 144A* ......................................   10.50++     05/01/08        1,437,500
    1,800   Hyperion Telecommunication, Inc.
            (Series B) ....................................   12.25       09/01/04        1,957,500
   28,500   In-Flight Phone Corp. (Series B) (e) ..........   14.00       05/15/02        3,562,500
    1,800   Level 3 Communications, Inc. ..................    9.125      05/01/08        1,836,000
    1,800   NextLink Communications LLC ...................   12.50       04/15/06        1,984,500
    2,700   Pac-West Telecomm Inc. -- 144A* ...............   13.50       02/01/09        2,760,750
    3,500   Primus Telecommunications Group, Inc. .........   11.75       08/01/04        3,640,000
    2,700   Primus Telecommunications Group, Inc. .........    9.875      05/15/08        2,646,000
                                                                                     --------------
                                                                                         49,382,250
                                                                                     --------------
            Wireless Communications (3.7%)
   11,300   Advanced Radio Telecom Corp. ..................   14.00       02/15/07        9,718,000
      900   Arch Escrow Corp. -- 144A* ....................   13.75       04/15/08          855,000
   21,800   CellNet Data Systems Inc. .....................   14.00++     10/01/07        8,284,000
    3,750   Globalstar LP/Capital Corp. ...................   11.375      02/15/04        2,737,500
    1,850   Globalstar LP/Capital Corp. ...................   11.50       06/01/05        1,304,250
    1,800   Orbcomm Global LP/Capital Corp. ...............   14.00       08/15/04        1,890,000
    1,800   Paging Network, Inc. ..........................   10.125      08/01/07        1,458,000
    1,800   Paging Network, Inc. ..........................   10.00       10/15/08        1,440,000
    5,850   USA Mobile Communications
            Holdings, Inc. ................................   14.00       11/01/04        5,967,000
    1,000   Winstar Communications, Inc. ..................   14.00++     10/15/05          860,000
    3,250   Winstar Equipment Corp. .......................   12.50       03/15/04        3,380,000
                                                                                     --------------
                                                                                         37,893,750
                                                                                     --------------
            TOTAL CORPORATE BONDS
            (Identified Cost $366,671,400) .......................................      314,571,206
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                              COUPON        MATURITY
THOUSANDS                                               RATE           DATE              VALUE
--------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (24.4%)
             Federal Home Loan Mortgage Corp. (0.3%)
$    2,225   .......................................... 7.00%        04/01/04--
                                                                     06/01/04         $  2,272,674
     1,171   .......................................... 8.00         10/01/24--
                                                                     06/01/25            1,217,986
                                                                                      ------------
                                                                                         3,490,660
                                                                                      ------------
             Federal National Mortgage Assoc. (12.5%)
    39,550   .......................................... 6.00         02/01/11--
                                                                     02/01/29           39,010,504
    39,006   .......................................... 6.50         10/01/08--
                                                                     04/01/29           39,025,131
    25,898   .......................................... 7.00         08/01/08--
                                                                     03/01/27           26,260,148
    10,938   .......................................... 7.50         02/01/22--
                                                                     01/01/27           11,242,615
     4,425   .......................................... 8.00         09/01/01--
                                                                     06/01/26            4,572,792
     8,137   .......................................... 8.50         07/01/17--
                                                                     05/01/25            8,554,498
                                                                                      ------------
                                                                                       128,665,688
                                                                                      ------------
             Government National Mortgage Assoc. (11.6%)
    23,519   .......................................... 6.00         10/15/23--
                                                                     12/15/28           22,798,802
    35,852   .......................................... 6.50         11/20/23 --
                                                                     06/15/28           35,628,264
     5,000   .......................................... 6.50             **              4,971,875
    23,479   .......................................... 7.00         12/15/22--
                                                                     11/20/27           23,819,606
    25,053   .......................................... 7.50         05/15/17--
                                                                     11/15/26           25,809,707
     4,530   .......................................... 8.00         01/15/22--
                                                                     10/15/24            4,721,424
     1,662   .......................................... 8.50         08/15/22--
                                                                     12/15/24            1,756,521
                                                                                      ------------
                                                                                       119,506,199
                                                                                      ------------
             TOTAL MORTGAGE-BACKED SECURITIES
             (Identified Cost $248,192,826) ...................................        251,662,547
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                 COUPON      MATURITY
THOUSANDS                                                  RATE         DATE            VALUE
-------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES & OBLIGATIONS (17.2%)
             Federal Home Loan Banks (b) (1.3%)
$    5,000    ..........................................    0.00%      07/02/12    $    1,782,950
     5,000    ..........................................    6.37       09/25/07         5,108,600
     5,000    ..........................................    6.385      10/23/07         5,114,400
     2,000    ..........................................    5.45       01/12/09         1,914,860
                                                                                   --------------
                                                                                       13,920,810
                                                                                   --------------
    10,000   Federal Home Loan Mortgage Corp. (0.8%)        0.00       08/15/02         8,350,700
                                                                                   --------------
             Federal National Mortgage Assoc. (b) (3.5%)
NZD 54,430    ..........................................    7.00       09/26/00        31,178,509
$    6,000   Principal Strips ..........................    0.00       02/12/04--
                                                                       02/01/05         4,378,870
                                                                                   --------------
                                                                                       35,557,379
                                                                                   --------------
    13,475   Financing Corp. (0.9%) ....................    0.00       03/07/05--
                                                                       04/06/06         9,374,304
                                                                                   --------------
     3,000   Freddie Mac (0.3%) ........................    5.75       04/15/08         2,961,720
                                                                                   --------------
    22,232   Resolution Funding Corp. (1.5%) ...........    0.00       04/15/05--
                                                                       10/15/07        15,543,236
                                                                                   --------------
     2,320   Tennesee Valley Authority (0.2%) ..........    0.00       01/15/03         1,881,079
                                                                                   --------------
             U.S. Treasury Notes (b) (8.7%)
    16,000    ..........................................    5.625      02/15/06--
                                                                       05/15/08        16,217,650
    13,000    ..........................................    6.125      08/15/07        13,583,700
    45,000    ..........................................    6.25       01/31/02        46,227,150
    13,000    ..........................................    6.375      09/30/01        13,356,590
                                                                                   --------------
                                                                                       89,385,090
                                                                                   --------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Identified Cost $174,046,583) ...................................       176,974,318
                                                                                   --------------
             TOTAL UNITED STATES
             (Identified Cost $788,910,809) ...................................       743,208,071
                                                                                   --------------
             TOTAL GOVERNMENT & CORPORATE BONDS
             (Identified Cost $1,031,158,556) .................................       969,563,815
                                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


  NUMBER OF
   SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
               COMMON STOCKS (f) (0.1%)
               Casino/Gambling (0.0%)
    10,773     Fitzgeralds Gaming Corp. (Class D) .........................   $          108
                                                                              --------------
               Clothing/Shoe/Accessory Stores (0.1%)
 1,310,596     County Seat Stores, Inc. (d) ...............................          589,768
                                                                              --------------
               Food Distributors (0.0%)
   198,750     Specialty Foods Acquisition Corp. -- 144A* .................           99,375
                                                                              --------------
               Hotels/Resorts (0.0%)
     2,000     Motels of America, Inc. -- 144A* ...........................            2,000
                                                                              --------------
               Other Telecommunications (0.0%)
     5,143     MetroNet Communications Corp. (Class B) (Canada)
               (Non-Voting) ...............................................          285,437
                                                                              --------------
               Restaurants (0.0%)
     6,000     American Restaurant Group Holdings, Inc. -- 144A* ..........               60
                                                                              --------------
               Textiles (0.0%)
   298,462     United States Leather, Inc. (d) ............................          410,385
                                                                              --------------
               TOTAL COMMON STOCKS
               (Identified Cost $11,873,342)...............................        1,387,133
                                                                              --------------
               PREFERRED STOCKS (0.2%)
               Oil & Gas Production (0.0%)
       717     XCL Ltd (Conv.)+ -- 144A* ..................................           34,812
     5,000     XCL Ltd. (Units)++ (Conv.)+ -- 144A* .......................          242,500
                                                                              --------------
                                                                                     277,312
                                                                              --------------
               Oil Refining/Marketing (0.0%)
    11,760     TCR Holding Corp. (Class B) (Conv.) (Non-Voting) ...........              706
     6,468     TCR Holding Corp. (Class C) (Conv.) (Non-Voting) ...........              388
    17,052     TCR Holding Corp. (Class D) (Conv.) (Non-Voting) ...........            1,023
    35,280     TCR Holding Corp. (Class E) (Conv.) (Non-Voting) ...........            2,117
                                                                              --------------
                                                                                       4,234
                                                                              --------------
               Restaurants (0.2%)
     1,680     American Restaurant Group Holdings, Inc.+ ..................        1,680,000
                                                                              --------------
               TOTAL PREFERRED STOCKS
               (Identified Cost $2,684,685)................................        1,961,546
                                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


NUMBER OF                                                              EXPIRATION
WARRANTS                                                                  DATE           VALUE
---------------------------------------------------------------------------------------------------
             WARRANTS (f) (0.1%)
             Aerospace (0.0%)
     1,000   Sabreliner Corp. -- 144A* ..............................   04/15/03     $       10,000
                                                                                     --------------
             Broadcasting (0.0%)
     4,000   Uih Australia/Pacific Inc. .............................   05/15/06                 40
                                                                                     --------------
             Casino/Gambling (0.0%)
    68,000   Aladdin Gaming Enterprises -- 144A* ....................   03/01/10                680
                                                                                     --------------
             Cellular Telephone (0.0%)
     5,300   McCaw International Ltd. -- 144A* ......................   04/15/07             13,250
                                                                                     --------------
             Hotels/Resorts (0.0%)
     2,700   Epic Resorts LLC/Capital -- 144A* ......................   06/15/05                 27
     3,250   Resort At Summerlin -- 144A* ...........................   12/15/07                 33
                                                                                     --------------
                                                                                                 60
                                                                                     --------------
             Oil Refining/Marketing (0.0%)
     4,700   Transamerican Refining Corp. -- 144A* ..................   06/30/03                 47
     2,000   Transamerican Refining Corp. -- 144A* ..................   06/30/03                 20
                                                                                     --------------
                                                                                                 67
                                                                                     --------------
             Other Telecommunications (0.0%)
     2,800   Versatel Telecom -- 144A* (Netherlands) ................   05/15/08            196,000
                                                                                     --------------
             Restaurants (0.0%)
     1,500   American Restaurant Group Holdings, Inc. -- 144A* ......   08/15/08                 15
                                                                                     --------------
             Telecommunications (0.1%)
     2,800   Birch Telecom ..........................................   06/15/08             14,000
    16,300   Firstworld Communications -- 144A* .....................   04/15/08            815,000
                                                                                     --------------
                                                                                            829,000
                                                                                     --------------
             TOTAL WARRANTS
             (Identified Cost $13,064)..........................................          1,049,112
                                                                                     --------------

PRINCIPAL
AMOUNT IN                                                       COUPON    MATURITY
THOUSANDS                                                        RATE       DATE
---------                                                        ----       ----
                    SHORT-TERM INVESTMENTS (4.5%)
                    UNITED STATES
                    TIME DEPOSIT (g) (3.1%)
EUR 29,685          Chase Manhattan Bank
                    (Identified Cost $31,442,352)..........     2.40%      05/06/99     31,406,730
                                                                                     -------------
                    GOVERNMENT AGENCY (h) (1.3%)
$   13,700          Student Loan Marketing Assoc.
                    (Amortized Cost $13,696,347) ..........     4.80       05/03/99   13,696,347
                                                                                     -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                          COUPON     MATURITY
 THOUSANDS                                           RATE        DATE           VALUE
----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.1%)
 $     854  The Bank of New York (dated 04/30/99;
            proceeds $853,961) (i)
            (Identified Cost $853,614)........... 4.875%       05/03/99   $      853,614
                                                                          --------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $45,992,313)                                     45,956,691
                                                                          --------------

            TOTAL INVESTMENTS
            (Identified Cost $1,091,721,960) (j)..........         99.1%   1,019,918,297

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES          0.9        9,759,362
                                                                  -----   --------------
            NET ASSETS ...................................        100.0%  $1,029,677,659
                                                                  =====   ==============

---------------------
*    Resale is restricted to qualified institutional investors.
** Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
++ Consists of one or more class of securities traded together as a unit; stocks or bonds with attached warrants.
+    Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)  Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c)  Non-income producing security; bond in default.
(d)  Acquired through exchange offer.
(e)  Non-income producing security; issuer in bankruptcy.
(f)  Non-income producing securities.
(g)  Subject to withdrawal restrictions until maturity.
(h) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(i) Collateralized by $577,642 U.S. Treasury Bond 10.625% due 08/15/15 valued at $878,199.
(j) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,181,987 and the aggregate gross unrealized depreciation is $94,985,650, resulting in net unrealized depreciation of $71,803,663.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1999:

                                                               UNREALIZED
     CONTRACTS            IN EXCHANGE          DELIVERY       APPRECIATION
    TO DELIVER                FOR                DATE        (DEPRECIATION)
--------------------------------------------------------------------------------
$     31,510,628         EUR 29,685,000        05/03/99      $   (103,897)
JPY  414,131,000         $    3,464,198        05/06/99            (4,178)
NZD   17,980,000         $    9,646,450        05/06/99          (405,089)
GBP    9,900,000         $   15,939,000        05/12/99            17,226
GBP    6,613,000         $   10,646,930        05/12/99            11,507
NZD   29,420,000         $   15,626,433        05/12/99          (821,701)
GBP    6,950,000         $   11,210,350        05/14/99            33,221
GBP    3,551,000         $    5,724,212        05/17/99            13,636
GBP    4,920,000         $    7,940,880        05/19/99            28,930
EUR    8,926,000         $    9,541,001        05/20/99            84,797
EUR    2,323,400         $    2,471,633        05/20/99            10,223
EUR    6,950,000         $    7,448,315        05/21/99            84,998
NZD   22,715,000         $   11,963,991        05/24/99          (737,329)
JPY  838,312,000         $    7,030,990        05/26/99            (9,192)
NZD   32,681,000         $   17,452,961        05/26/99          (821,382)
NZD   16,423,000         $    8,676,271        06/02/99          (507,799)
EUR   15,750,000         $   16,723,193        06/04/99            20,842
$     21,887,250         EUR 19,250,000        09/20/99        (1,324,657)
                                                              ------------
  Net unrealized depreciation                                 $ (4,429,844)
                                                              ============

Currency Abbreviations:
-----------------------
GBP    British Pound.
DKK    Danish Krone.
EUR    Euro.
JPY    Japanese Yen.
NZD    New Zealand Dollar.
NOK    Norwegian Krone.
SEK    Swedish Krona.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $1,091,721,960) .......................................  $1,019,918,297
Unrealized appreciation on open forward foreign currency contracts .......         305,380
Cash (including $10,806 in foreign currency) .............................      33,612,712
Receivable for:
   Interest ..............................................................      18,793,265
   Investments sold ......................................................       2,221,300
   Shares of beneficial interest sold ....................................       2,211,011
   Compensated forward foreign currency contracts ........................       1,281,534
Prepaid expenses and other assets ........................................         142,033
                                                                            --------------
   TOTAL ASSETS ..........................................................   1,078,485,532
                                                                            --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......       4,735,224
Payable for:
   Investments purchased .................................................      37,160,576
   Compensated forward foreign currency contracts ........................       3,904,641
   Shares of beneficial interest repurchased .............................       1,088,405
   Dividends to shareholders .............................................         716,162
   Plan of distribution fee ..............................................         709,871
   Investment management fee .............................................         338,963
Accrued expenses and other payables ......................................         154,031
                                                                            --------------
   TOTAL LIABILITIES .....................................................      48,807,873
                                                                            --------------
   NET ASSETS ............................................................  $1,029,677,659
                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................  $1,140,129,821
Net unrealized depreciation ..............................................     (76,343,518)
Accumulated undistributed net investment income ..........................         252,119
Accumulated net realized loss ............................................     (34,360,763)
                                                                            --------------
   NET ASSETS ............................................................  $1,029,677,659
                                                                            ==============
CLASS A SHARES:
Net Assets ...............................................................     $20,247,045
Shares Outstanding (unlimited authorized, $.01 par value) ................       2,324,043
   NET ASSET VALUE PER SHARE .............................................           $8.71
                                                                                     =====
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value) .....................           $9.10
                                                                                     =====
CLASS B SHARES:
Net Assets ...............................................................    $987,950,837
Shares Outstanding (unlimited authorized, $.01 par value) ................     113,389,353
   NET ASSET VALUE PER SHARE .............................................           $8.71
                                                                                     =====
CLASS C SHARES:
Net Assets ...............................................................     $20,618,176
Shares Outstanding (unlimited authorized, $.01 par value) ................       2,369,504
   NET ASSET VALUE PER SHARE .............................................           $8.70
                                                                                     =====
CLASS D SHARES:
Net Assets ...............................................................        $861,601
Shares Outstanding (unlimited authorized, $.01 par value) ................          98,941
   NET ASSET VALUE PER SHARE .............................................           $8.71
                                                                                     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ......................................................   $  47,900,887
                                                                         -------------
EXPENSES
Plan of distribution fee (Class A shares) ............................          12,938
Plan of distribution fee (Class B shares) ............................       4,292,401
Plan of distribution fee (Class C shares) ............................          75,600
Investment management fee ............................................       2,092,129
Transfer agent fees and expenses .....................................         359,854
Custodian fees .......................................................         135,276
Registration fees ....................................................          61,217
Shareholder reports and notices ......................................          53,571
Professional fees ....................................................          41,419
Trustees' fees and expenses ..........................................           7,802
Other ................................................................          11,337
                                                                         -------------
   TOTAL EXPENSES ....................................................       7,143,544
                                                                         -------------
   NET INVESTMENT INCOME .............................................      40,757,343
                                                                         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments .......................................................     (11,891,605)
   Foreign exchange transactions .....................................      (3,168,851)
                                                                         -------------
   NET LOSS ..........................................................     (15,060,456)
                                                                         -------------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................     (17,625,580)
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................      (3,880,348)
                                                                         -------------
   NET DEPRECIATION ..................................................     (21,505,928)
                                                                         -------------
   NET LOSS ..........................................................     (36,566,384)
                                                                         -------------
NET INCREASE .........................................................   $   4,190,959
                                                                         =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                             APRIL 30, 1999    OCTOBER 31, 1998
-----------------------------------------------------------------------------------------------
                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................   $   40,757,343    $   74,016,906
Net realized loss ........................................      (15,060,456)       (8,648,510)
Net change in unrealized depreciation ....................      (21,505,928)      (43,833,349)
                                                             --------------    --------------
   NET INCREASE ..........................................        4,190,959        21,535,047
                                                             --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Class A shares ........................................         (732,679)         (841,473)
   Class B shares ........................................      (37,831,262)      (68,434,466)
   Class C shares ........................................         (678,554)         (726,141)
   Class D shares ........................................          (32,432)          (29,053)
Paid-in-capital:
   Class A shares ........................................               --           (31,733)
   Class B shares ........................................               --        (2,580,756)
   Class C shares ........................................               --           (27,384)
   Class D shares ........................................               --            (1,096)
                                                             --------------    --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................      (39,274,927)      (72,672,102)
                                                             --------------    --------------
Net increase from transactions in shares of beneficial
  interest ...............................................        9,210,949       181,982,946
                                                             --------------    --------------
   NET INCREASE (DECREASE) ...............................      (25,873,019)      130,845,891
NET ASSETS:
Beginning of period ......................................    1,055,550,678       924,704,787
                                                             --------------    --------------
  END OF PERIOD
   (Including accumulated undistributed net investment
   income of $252,119 and dividends in excess of net
   investment income of $1,230,297, respectively) ........   $1,029,677,659    $1,055,550,678
                                                             ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,672,821 at April 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $918,881 and $8,402, respectively and received $39,513 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $447,622,598 and $489,286,862, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $153,577,525 and $159,248,519, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $1,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,640. At April 30, 1999, the Fund had an accrued pension liability of $38,301 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Fund had an approximate net capital loss carryover of $19,547,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                              AMOUNT IN THOUSANDS
          -----------------------------------------------------------
              2002         2003        2004        2005        2006
          -----------   ---------   ---------   ---------   ---------
             $3,024       $3,677      $2,482      $7,131      $3,233
             ======       ======      ======      ======      ======

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts, capital loss deferrals on wash sales and interest on bonds in default.

The Investment Manager has determined that distribution from paid-in-capital is likely to occur for the fiscal year ended October 31, 1999.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                          ENDED
                                                                APRIL 30, 1999                    OCTOBER 31, 1998
                                                      ---------------------------------- ----------------------------------
                                                                 (unaudited)
                                                           SHARES            AMOUNT           SHARES            AMOUNT
                                                      ---------------- ----------------- ---------------- -----------------
CLASS A SHARES
Sold ................................................        809,033    $    7,169,413        1,401,139    $   13,091,543
Reinvestment of dividends and distributions .........         28,752           253,831           27,410           253,604
Redeemed ............................................       (193,707)       (1,711,859)        (270,021)       (2,522,912)
                                                            --------    --------------        ---------    --------------
Net increase -- Class A .............................        644,078         5,711,385        1,158,528        10,822,235
                                                            --------    --------------        ---------    --------------
CLASS B SHARES
Sold ................................................     27,078,672       240,764,946       62,883,534       586,332,969
Reinvestment of dividends and distributions .........      1,901,389        16,807,805        3,352,666        31,127,964
Redeemed ............................................    (29,291,498)     (259,779,997)     (49,343,181)     (459,483,799)
                                                         -----------    --------------      -----------    --------------
Net increase (decrease) -- Class B ..................       (311,437)       (2,207,246)      16,893,019       157,977,134
                                                         -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ................................................        888,443         7,862,606        1,498,137        13,967,448
Reinvestment of dividends and distributions .........         42,858           377,910           46,283           427,613
Redeemed ............................................       (302,547)       (2,681,843)        (202,794)       (1,873,959)
                                                         -----------    --------------      -----------    --------------
Net increase -- Class C .............................        628,754         5,558,673        1,341,626        12,521,102
                                                         -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ................................................         23,136           205,121           76,565           707,582
Reinvestment of dividends and distributions .........          2,270            20,041            1,631            15,003
Redeemed ............................................         (8,643)          (77,025)          (6,535)          (60,110)
                                                         -----------    --------------      -----------    --------------
Net increase -- Class D .............................         16,763           148,137           71,661           662,475
                                                         -----------    --------------      -----------    --------------
Net increase in Fund ................................        978,158    $    9,210,949       19,464,834    $  181,982,946
                                                         ===========    ==============      ===========    ==============

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31
                                                  MONTHS ENDED        -----------------------------------------------------
                                                APRIL 30, 1999++        1998++       1997*++     1996       1995     1994
---------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $9.01              $9.46        $9.78      $9.62      $9.37    $10.20
                                                      -----              -----        -----      -----      -----    ------
Income (loss) from investment operations:
 Net investment income .........................       0.34               0.68         0.74       0.78       0.77      0.74
 Net realized and unrealized gain (loss) .......      (0.31)             (0.46)       (0.15)      0.10       0.20     (0.80)
                                                      -----              -----        -----      -----      -----    ------
Total income (loss) from investment operations .       0.03               0.22        0.59        0.88       0.97     (0.06)
                                                      -----              -----        -----      -----      -----    ------
Less dividends and distributions from:
 Net investment income .........................      (0.33)             (0.65)       (0.91)     (0.72)     (0.72)    (0.64)
 Net realized gain .............................         --                 --           --         --         --     (0.01)
 Paid-in-capital ...............................         --              (0.02)          --         --         --     (0.12)
                                                      -----              -----        -----      -----      -----    ------
Total dividends and distributions ..............      (0.33)             (0.67)       (0.91)     (0.72)     (0.72)    (0.77)
                                                      -----              -----        -----      -----      -----    ------
Net asset value, end of period .................      $8.71              $9.01        $9.46      $9.78      $9.62     $9.37
                                                      =====              =====        =====      =====      =====     =====
TOTAL RETURN+ ..................................       0.45%(1)           2.23%        6.46%      9.49%     10.76%    (0.69)%

RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................       1.38%(2)(3)        1.38%(3)     1.40%      1.42%      1.44%     1.51%
Net investment income ..........................       7.78%(2)(3)        7.33%(3)     7.90%      8.38%      8.30%     7.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........   $987,951         $1,024,021     $915,899   $745,581   $542,544  $407,038
Portfolio turnover rate ........................         44%(1)            130%         104%        82%        87%       60%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                     FOR THE PERIOD
                                                           FOR THE SIX           FOR THE YEAR        JULY 28, 1997*
                                                          MONTHS ENDED               ENDED              THROUGH
                                                         APRIL 30, 1999        OCTOBER 31, 1998     OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............            $9.01                  $9.46                $9.40
                                                              -----                  -----                -----
Income (loss) from investment operations:
 Net investment income ...........................             0.37                   0.74                 0.22
 Net realized and unrealized gain (loss) .........            (0.31)                 (0.46)                0.04
                                                              -----                  -----                -----
Total income from investment operations ..........             0.06                   0.28                 0.26
                                                              -----                  -----                -----
Less dividends and distributions from:
 Net investment income ...........................            (0.36)                 (0.70)               (0.20)
 Paid-in-capital .................................               --                  (0.03)                  --
                                                              -----                  -----                -----
Total dividends and distributions ................            (0.36)                 (0.73)               (0.20)
                                                              -----                  -----                -----
Net asset value, end of period ...................            $8.71                  $9.01                $9.46
                                                              =====                  =====                =====
TOTAL RETURN+ ....................................             0.80%(1)               2.86%                2.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................             0.68%(2)(3)            0.77%(3)             0.85%(2)
Net investment income ............................             8.48%(2)(3)            7.94%(3)             8.98%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........          $20,247                $15,130               $4,933
Portfolio turnover rate ..........................               44%(1)                130%                 104%

CLASS C SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period .............            $9.00                  $9.45                $9.40
                                                              -----                  -----                -----
Income (loss) from investment operations:
 Net investment income ...........................             0.34                   0.68                 0.20
 Net realized and unrealized gain (loss) .........            (0.31)                 (0.46)                0.04
                                                              -----                  -----                -----
Total income from investment operations ..........             0.03                   0.22                 0.24
                                                              -----                  -----                -----
Less dividends and distributions from:
 Net investment income ...........................            (0.33)                 (0.65)               (0.19)
 Paid-in-capital .................................               --                  (0.02)                  --
                                                              -----                  -----                -----
Total dividends and distributions ................            (0.33)                 (0.67)               (0.19)
                                                              -----                  -----                -----
Net asset value, end of period ...................            $8.70                  $9.00                $9.45
                                                              =====                  =====                =====
TOTAL RETURN+ ....................................             0.46%(1)               2.26%                2.52%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................             1.38%(2)(3)            1.38%(3)             1.44%(2)
Net investment income ............................             7.78%(2)(3)            7.33%(3)             8.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........          $20,618                $15,659               $3,773
Portfolio turnover rate ..........................               44%(1)                130%                 104%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                     FOR THE PERIOD
                                                           FOR THE SIX           FOR THE YEAR        JULY 28, 1997*
                                                          MONTHS ENDED               ENDED              THROUGH
                                                         APRIL 30, 1999        OCTOBER 31, 1998     OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............            $9.00                  $9.45                $9.40
                                                              -----                  -----                -----
Income (loss) from investment operations:
 Net investment income ...........................             0.38                   0.76                 0.23
 Net realized and unrealized gain (loss) .........            (0.30)                 (0.46)                0.02
                                                              -----                  -----                -----
Total income from investment operations ..........             0.08                   0.30                 0.25
                                                              -----                  -----                -----
Less dividends and distributions from:
 Net investment income ...........................            (0.37)                 (0.72)               (0.20)
 Paid-in-capital .................................               --                  (0.03)                  --
                                                              -----                  -----                -----
Total dividends and distributions ................            (0.37)                 (0.75)               (0.20)
                                                              -----                  -----                -----
Net asset value, end of period ...................            $8.71                  $9.00                $9.45
                                                              =====                  =====                =====
TOTAL RETURN+ ....................................             0.88%(1)               3.21%                2.69%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................             0.53%(2)(3)            0.53%(3)             0.59%(2)
Net investment income ............................             8.63%(2)(3)            8.18%(3)             9.26%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........             $862                   $740                  $99
Portfolio turnover rate ..........................               44%(1)                130%                 104%

--------------
*    The date shares were first issued.
+ Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

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TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merlin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Rajesh K. Gupta
Vice President

Anne Pickrell
Vice President

Peter J. Seeley
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
DIVERDIFIED
INCOME TRUST


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SEMIANNUAL REPORT
April 30, 1999